UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

              REPORT FOR THE CALENDAR QUARTER ENDED MARCH 31, 2007

                           Check here if Amendment [ ]

                         This Amendment (check only one)
                              [ ] is a restatement
                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Shannon River Capital Management, LLC

Address: 850 Third Avenue - 10th Floor,  New York,  New York  10022

Form 13F File Number:  28-[_____]
================================================================================

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Spencer M. Waxman
Title:   Managing Member
Phone:   (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer Waxman
New York, New York
May 14, 2007

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Managers:                                  1

Form 13F Information Table Entry Total:                    42

Form 13F Information Table Value Total:                    $118,108,000

List of Other Included Managers:

No.                        Name                             Form 13F File Number
---                        ----                             --------------------

01                Shannon River Global Management, LLC            28-[_____]

                                                      FORM 13F INFORMATION TABLE
                                                       ------------------------


Name of Reporting Manager:  Shannon River Capital Management, LLC                                       (SEC USE ONLY)
Name of Manager No. 1:  Shannon River Global Management, LLC


     Column 1:              Column 2:   Column 3:    Column 4:               Column 5:     Column 6:  Column 7:    Column 8:

                                                      Fair
                                                     Market                                Invest-
                             Title                    Value      Shares or                 ment      Other
   Name of Issuer             of         CUSIP         (in       Principal   SH/PRN  Put/  discre-   Mana-         Voting Authority
                             Class       Number     thousands)    Amount             Call  tion      gers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole     Shared  None
3Com Corp.                    COM        885535104      1,595      408,000     SH          OTHER      01       408,000
Answers Corp.                 COM        03662X100        353       27,293     SH          OTHER      01        27,293
Aquantive Inc.                COM        03839G105      3,986      142,800     SH          OTHER      01       142,800
Axcelis Technologies,         COM        054540109      1,853      242,500     SH          OTHER      01       242,500
Inc.
CNET Networks Inc.            COM        12613R104      2,638      302,900     SH          OTHER      01       302,900
Comverse Technology Inc.      COM        205862402      3,267      153,000     SH          OTHER      01       153,000
Corning Incorporated          COM        219350105      6,430      282,750     SH          OTHER      01       282,750
Credence Systems Corp.        COM        225302108      1,153      348,325     SH          OTHER      01       348,325
Dobson Communications         CL A       256069105      2,852      332,000     SH          OTHER      01       332,000
Corp.
Exponent Inc.                 COM        30214U102      1,995      100,000     SH          OTHER      01       100,000
Fibertower Corp.              COM        31567R100      2,053      395,652     SH          OTHER      01       395,652
Finisar Corporation.          COM        31787A101      1,337      382,000     SH          OTHER      01       382,000
First Data Corp.              COM        319963104      4,410      163,950     SH          OTHER      01       163,950
Focus Media Holding        SPONSORED     34415V109      3,727       47,500     SH          OTHER      01        47,500
Limited                       ADR
Fundtech Ltd.                 ORD        M47095100      3,858      280,386     SH          OTHER      01       280,386
Google, Inc.                  CL A       38259P508      6,872       15,000     SH          OTHER      01        15,000
Greenfield Online, Inc.       COM        395150105      3,939      247,727     SH          OTHER      01       247,727
Hollywood Media Corp.         COM        436233100      5,944    1,353,951     SH          OTHER      01     1,353,951
ICO Global                    CL A       44930K108      1,557      399,251     SH          OTHER      01       399,251
Communications Holdings
Ltd.
Lightbridge Inc.              COM        532226107      3,884      221,071     SH          OTHER      01       221,071
Macrovision Corp.             COM        555904101      2,655      106,000     SH          OTHER      01       106,000
Move Inc.                     COM        62458M108        633      114,300     SH          OTHER      01       114,300

TOTAL:                                               $ 66,991    6,066,356
                                                     ---------------------


                                                                 3



     Column 1:              Column 2:   Column 3:    Column 4:               Column 5:     Column 6:  Column 7:    Column 8:

                                                      Fair
                                                     Market                                Invest-
                             Title                    Value      Shares or                 ment      Other
   Name of Issuer             of         CUSIP         (in       Principal   SH/PRN  Put/  discre-   Mana-       Voting Authority
                             Class       Number     thousands)    Amount             Call  tion      gers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole     Shared  None
MVC Capital Inc.              COM        553829102        157       10,000     SH          OTHER      01        10,000
NDS Group PLC              SPONSORED     628891103      2,088       41,816     SH          OTHER      01        41,816
                              ADR
Ntelos Holdings Corp.         COM        67020Q107      3,926      204,250     SH          OTHER      01       204,250
Nutrisystem, Inc.             COM        67069D108      2,450       46,750     SH          OTHER      01        46,750
Occam Networks Inc.         COM NEW      67457P309      1,084       97,050     SH          OTHER      01       145,550
Online Resources              COM        68273G101      1,798      156,750     SH          OTHER      01       156,750
Corporation
Optibase Ltd.                 ORD        M7524R108        371       92,048     SH          OTHER      01        92,048
Packeteer Inc.                COM        695210104      4,668      375,869     SH          OTHER      01       375,869
Pegasystems Inc.              COM        705573103      2,107      227,800     SH          OTHER      01       227,800
Richardson Electronics        COM        763165107      1,341      143,700     SH          OTHER      01       143,700
Ltd.
Sandisk Corp.                 COM        80004C101      5,087      116,150     SH          OTHER      01       116,150
Scientific Games Corp.        CL A       80874P109      4,966      151,250     SH          OTHER      01       151,250
Sprint/Nextel                 COM        852061100      1,209       63,750     SH          OTHER      01        63,750
Corporation
SRS Labs Inc.                 COM        78464M106      6,669      478,750     SH          OTHER      01       478,750
Techwell, Inc.                COM        87874D101      3,233      259,250     SH          OTHER      01       259,250
Terremark Worldwide Inc.      COM        881448203      2,466      306,000     SH          OTHER      01       306,000
Turkcell Iletisim          SPONSORED     900111204      1,613      121,750     SH          OTHER      01       121,750
Hizmetleri                    ADR
Websidestory, Inc.            COM        948685103      1,731      133,700     SH          OTHER      01       133,700
Information Services          UNIT       45675Y203        805      100,000     SH          OTHER      01       100,000
Group Inc                  01/31/2011
Yahoo, Inc.                   COM        984332106      3,348      107,000     SH          OTHER      01       107,000

TOTAL                                                $ 51,117    3,233,633
                                                     ---------------------

GRAND TOTAL                                          $118,108    9,299,989
                                                     ---------------------


                                                          4